Schedule of Estimated Amortization Expense (Details) - Next NRG Holding Corp [Member]	Sep. 30, 2024 USD ($)
Restructuring Cost and Reserve [Line Items]
2024 (3 Months)	$ 111,667
2025	446,668
2026	446,668
2027	446,668
2028	446,668
Thereafter	3,266,660
Total	$ 5,164,999